RELATED PARTY TRANSACTIONS - Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Payable as of	$ 3,660		$ 1,635	$ 36
Payable as of	3,660		1,635	36
Payment for administrative fees		$ 71	220	305	$ 225
KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Incurred	2,298	2,374	44,893	14,762	20,615
Payable as of	3,660		1,635	36
Payable as of	3,660		1,635	36
Asset management fees | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Expensed	2,106	1,891	8,158	8,525	10,686
Payable as of	3,424		1,498	0
Payable as of	3,424		1,498	0
Acquisition fees on real estate | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Expensed			1,185	0	0
Incurred			897	3,094	907
Payable as of			0	0
Payable as of			0	0
Reimbursable operating expenses | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Expensed	93	89	236	410	241
Payable as of	0		0	29
Payable as of	0		0	29
Disposition fees | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Expensed	0	394	1,570	2,494	8,352
Payable as of	0		0	0
Payable as of	0		0	0
Termination Fee | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Expensed			32,640	0	0
Payable as of				0
Payable as of				0
Acquisition fees on real estate equity securities | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Incurred	99	0	0	239	429
Payable as of	99		0	7
Payable as of	99		0	7
Acquisition fee on investment in unconsolidated entities | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Incurred	0	$ 0	207	0	$ 0
Payable as of	137		137	0
Payable as of	$ 137		$ 137	$ 0